Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
CIK	dei_EntityCentralIndexKey	0000814679
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2022
Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2022
Prospectus Date	rr_ProspectusDate	Jan. 03, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A